Goodwill and Other Intangible Assets (Estimated Aggregate Amortization Expense for Intangible Assets for Next Five Fiscal Years) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Estimated aggregate amortization expense for intangible assets for the next five fiscal years:
Fiscal year ending March 31, 2020	¥ 230,962
Fiscal year ending March 31, 2021	195,126
Fiscal year ending March 31, 2022	160,504
Fiscal year ending March 31, 2023	120,350
Fiscal year ending March 31, 2024	¥ 83,523